UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado	80203
(Address of principal executive offices)	(Zip code)

Alex J. Marks Financial Investors Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	July 1 - September 30, 2008

Item 1 – Schedule of Investments.

statement of investments

Conservative ETF Asset Allocation Portfolio

September 30, 2008 (Unaudited)

		Shares	Value
Exchange Traded Funds - 90.23%
iShares - 37.30%
Lehman TIPS Bond Fund		6,578	$666,351
MSCI EAFE Index Fund		3,396	191,195
S&P 500 Index Fund		4,605	541,088

Total iShares			1,398,634

Other - 52.93%
Vanguard Short-Term Bond ETF		11,178	861,153
Vanguard Total Bond Market ETF		14,854	1,123,259

Total Other			1,984,412

Total Exchange Traded Funds (Cost $3,537,181)			3,383,046

		Shares	Value
Exchange Traded Notes - 2.01%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)		1,461	75,300

Total Exchange Traded Notes (Cost $88,632)			75,300

	Rate *	Shares	Value
Short-Term Investments - 11.11%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	2.38%	416,680	416,680

Total Short-Term Investments (Cost $416,680)			416,680

Total Investments - 103.35% (Total cost $4,042,493)			3,875,026

Liabilities in Excess of Other Assets - (3.35)%			(125,783)

Net Assets - 100.00%			$3,749,243

(1) Non-income producing security.

* 7 Day Yield Rate disclosed is as of September 30, 2008.

See Notes to Quarterly Statement of Investments.

Income Tax Information:

As of September 30, 2008, net unrealized appreciation/ (depreciation) of investments based on federal tax cost was as follows:

Gross appreciation (excess of value over tax cost)	$(4,134)
Gross depreciation (excess of tax cost over value)	(168,218)
Net unrealized depreciation	(172,352)
Cost of investments for income tax purposes	$4,047,378

statement of investments

Income and Growth ETF Asset Allocation Portfolio

September 30, 2008 (Unaudited)

	Shares	Value
Exchange Traded Funds - 92.18%
iShares - 47.45%
Lehman TIPS Bond Fund	8,866	$898,126
MSCI EAFE Index Fund	12,689	714,391
S&P 500 Index Fund	14,736	1,731,480

Total iShares		3,343,997

Other - 44.73%
Vanguard REIT ETF	1,186	72,073
Vanguard Short-Term Bond ETF	13,582	1,046,357
Vanguard Small-Cap ETF	3,616	217,466
Vanguard Total Bond Market ETF	24,013	1,815,864

Total Other		3,151,760

Total Exchange Traded Funds (Cost $6,967,691)		6,495,757

	Shares	Value
Exchange Traded Notes - 2.99%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	4,095	211,056

Total Exchange Traded Notes (Cost $255,778)		211,056

	Rate *	Shares	Value
Short-Term Investments - 8.37%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	2.38%	589,707	589,707

Total Short-Term Investments (Cost $589,707)			589,707

Total Investments - 103.54% (Total cost $7,813,176)	7,296,520

Liabilities in Excess of Other Assets - (3.54)%	(249,402)

Net Assets - 100.00%	$7,047,118

(1) Non-income producing security.

* 7 Day Yield Rate disclosed is as of September 30, 2008.

See Notes to Quarterly Statement of Investments.

Income Tax Information:

As of September 30, 2008, net unrealized appreciation/ (depreciation) of investments based on federal tax cost was as follows:

Gross appreciation (excess of value over tax cost)	$(3,907)
Gross depreciation (excess of tax cost over value)	(523,128)
Net unrealized depreciation	(527,035)
Cost of investments for income tax purposes	$7,823,555

statement of investments

Balanced ETF Asset Allocation Portfolio

September 30, 2008 (Unaudited)

	Shares	Value
Exchange Traded Funds - 94.28%
iShares - 53.72%
Lehman TIPS Bond Fund	12,015	$1,217,120
MSCI EAFE Index Fund	34,932	1,966,672
S&P 500 Index Fund	43,205	5,076,587

Total iShares		8,260,379

Other - 40.56%
Vanguard Emerging Markets ETF	12,881	446,455
Vanguard REIT ETF	5,205	316,308
Vanguard Short-Term Bond ETF	17,791	1,370,619
Vanguard Small-Cap ETF	17,685	1,063,576
Vanguard Total Bond Market ETF	40,215	3,041,058

Total Other		6,238,016

Total Exchange Traded Funds (Cost $15,979,385)		14,498,395

	Shares	Value
Exchange Traded Notes - 2.87%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	8,572	441,801

Total Exchange Traded Notes (Cost $541,495)		441,801

	Rate *	Shares	Value
Short-Term Investments - 4.45%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	2.38%	683,777	683,777

Total Short-Term Investments (Cost $683,777)			683,777

Total Investments - 101.60% (Total cost $17,204,657)	15,623,973

Liabilities in Excess of Other Assets - (1.60)%	(246,429)

Net Assets - 100.00%	$15,377,544

(1) Non-income producing security.

* 7 Day Yield Rate disclosed is as of September 30, 2008.

See Notes to Quarterly Statement of Investments.

Income Tax Information:

As of September 30, 2008, net unrealized appreciation/ (depreciation) of investments based on federal tax cost was as follows:

Gross appreciation (excess of value over tax cost)	$(20,974)
Gross depreciation (excess of tax cost over value)	(1,593,824)
Net unrealized depreciation	(1,614,798)
Cost of investments for income tax purposes	$17,238,771

statement of investments

Growth ETF Asset Allocation Portfolio

September 30, 2008 (Unaudited)

	Shares	Value
Exchange Traded Funds - 94.28%
iShares - 58.81%
Lehman TIPS Bond Fund	5,075	$514,098
MSCI EAFE Index Fund	54,503	3,068,519
S&P 500 Index Fund	57,353	6,738,977

Total iShares		10,321,594

Other - 35.47%
Vanguard Emerging Markets ETF	20,117	697,255
Vanguard REIT ETF	11,843	719,699
Vanguard Short-Term Bond ETF	11,161	859,843
Vanguard Small-Cap ETF	31,454	1,891,644
Vanguard Total Bond Market ETF	27,209	2,057,545

Total Other		6,225,986

Total Exchange Traded Funds (Cost $18,507,121)		16,547,580

	Shares	Value
Exchange Traded Notes - 3.77%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	12,854	662,495

Total Exchange Traded Notes (Cost $813,284)		662,495

	Rate *	Shares	Value
Short-Term Investments - 2.17%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	2.38%	380,069	380,069

Total Short-Term Investments (Cost $380,069)			380,069

Total Investments - 100.22% (Total cost $19,700,474)	17,590,144

Liabilities in Excess of Other Assets - (0.22)%	(38,211)

Net Assets - 100.00%	$17,551,933

(1) Non-income producing security.

* 7 Day Yield Rate disclosed is as of September 30, 2008.

See Notes to Quarterly Statement of Investments.

Income Tax Information:

As of September 30, 2008, net unrealized appreciation/ (depreciation) of investments based on federal tax cost was as follows:

Gross appreciation (excess of value over tax cost)	$(15,792)
Gross depreciation (excess of tax cost over value)	(2,131,449)
Net unrealized depreciation	(2,147,241)
Cost of investments for income tax purposes	$19,737,385

statement of investments

Aggressive Growth ETF Asset Allocation Portfolio

September 30, 2008 (Unaudited)

	Shares	Value
Exchange Traded Funds - 95.18%
iShares - 62.05%
MSCI EAFE Index Fund	10,180	$573,134
S&P 500 Index Fund	9,618	1,130,115

Total iShares		1,703,249

Other - 33.13%
Vanguard Emerging Markets ETF	4,030	139,680
Vanguard REIT ETF	1,850	112,425
Vanguard Small-Cap ETF	6,423	386,279
Vanguard Total Bond Market ETF	3,583	270,946

Total Other		909,330

Total Exchange Traded Funds (Cost $2,893,891)		2,612,579

	Shares	Value
Exchange Traded Notes - 4.87%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	2,592	133,592

Total Exchange Traded Notes (Cost $158,815)		133,592

	Rate *	Shares	Value
Short-Term Investments - 4.99%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	2.38%	136,947	136,947

Total Short-Term Investments (Cost $136,947)			136,947
Total Investments - 105.04% (Total cost $3,189,653)			2,883,118

Liabilities in Excess of Other Assets - (5.04)%	(138,363)

Net Assets - 100.00%	$2,744,755

(1) Non-income producing security.

* 7 Day Yield Rate disclosed is as of September 30, 2008.

See Notes to Quarterly Statement of Investments.

Income Tax Information:

As of September 30, 2008, net unrealized appreciation/ (depreciation) of investments based on federal tax cost was as follows:

Gross appreciation (excess of value over tax cost)	$(16,628)
Gross depreciation (excess of tax cost over value)	(310,790)
Net unrealized depreciation	(327,418)
Cost of investments for income tax purposes	$3,210,536

Notes to Quarterly Statements of Investments

September 30, 2008 (Unaudited)

1. Significant Accounting and Operating Policies

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio” or in the aggregate the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity and variable life contracts. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity and variable life contracts, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price (net asset value) of Portfolio shares is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign Securities: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, each Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of Portfolio securities, these securities may be valued at their fair value as determined in good faith under procedures established by the Board of Trustees.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolios’ pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event (as defined below), the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security. As of September 30, 2008, no securities were fair valued for any of the Portfolios.

The Portfolios adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolios’ investments as of September 30, 2008.

	Conservative ETF Asset Allocation Portfolio		Income & Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$3,875,026	$—	$7,296,520	$—
Level 2 - Other Significant Observable Inputs	$—	$—	$—	$—
Level 3 - Significant Unobservable Inputs	$—	$—	$—	$—
Total	$3,875,026	$—	$7,296,520	$—

	Balanced ETF Asset Allocation Portfolio		Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$15,623,973	$—	$17,590,144	$—
Level 2 - Other Significant Observable Inputs	$—	$—	$—	$—
Level 3 - Significant Unobservable Inputs	$—	$—	$—	$—
Total	$15,623,973	$—	$17,590,144	$—

	Aggressive Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$2,883,118	$—
Level 2 - Other Significant Observable Inputs	$—	$—
Level 3 - Significant Unobservable Inputs	$—	$—
Total	$2,883,118	$—

* Other financial instruments include futures, forwards and swap contracts.

For the nine months ended September 30, 2008, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. Income Taxes

It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies under Subchapter M. As a result, the Portfolios will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies separate accounts.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversification requirement imposed on the Portfolios by Subchapter M and the 1940 Act.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit99.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date: November 26, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date: November 26, 2008

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